Note 3 - BBVA Group	6 Months Ended
Jun. 30, 2019
Grupo BBVA
Grupo BBVA, Entity Information

3. BBVA Group

The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.

The following information is detailed in the consolidated financial statements of the Group for the year ended December 31, 2018:

  Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
  Appendix II shows relevant information related to investments in subsidiaries, joint ventures and associates accounted for using the equity method.
  Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
  Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.

The BBVA Group´s activities are mainly located in Spain, Mexico, South America, the United States and Turkey, with an active presence in other areas of Europe and Asia (see Note 5).

Main transactions in the Group in the first six months of 2019

There were no significant transactions during the first six months of 2019.

Main transactions in the Group in 2018

The following transactions are detailed in Note 3 of the consolidated financial statements of the Group for the year ended December 31, 2018

  Sale of BBVA’s stake in BBVA Chile (July).
  Agreement for the creation of a joint-venture and transfer of the Real Estate business in Spain (October).